SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments 2020	$ 15,948	$ 22,930
Future Interest Payments 2020	1,414	1,070
Total Payments 2020	17,362	24,000
Future Minimum Lease Payments 2021	14,835	10,743
Future Interest Payments 2021	836	1,257
Total Payments 2021	15,671	12,000
Future Minimum Lease Payments 2022	3,214
Future Interest Payments 2022	445
Total Payments 2022	3,659
Future Minimum Lease Payments 2023	1,611
Future Interest Payments 2023	344
Total Payments 2023	1,955
Future Minimum Lease Payments 2024	315
Future Interest Payments 2024	133
Total Payments 2024	448
Future Minimum Lease Payments 2025
Future Interest Payments 2025
Total Payments 2025
Future Minimum Lease Payments Thereafter
Future Interest Payments Thereafter
Total Payments Thereafter
Future Minimum Lease Payments Total	35,923	33,673
Future Interest Payments Total	3,172	2,327
Total	39,095	36,000
2020	19,092	23,201
2021	18,781	18,560
2022	2,820	2,780
2023	1,338	2,291
2024	1,338	2,292
2025	1,342	2,296
Thereafter	3,281	1,629
Total	$ 47,992	$ 53,049